Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Class R Shares
Account Value [Line Items]
Account Value	$ 30,510	$ 25,792	$ 23,221	$ 25,614	$ 17,980	$ 16,458	$ 14,795	$ 12,943	$ 11,208	$ 11,033	$ 10,000
ClassClass R Shares-S&P 500 TR [Member]
Account Value [Line Items]
Account Value	33,028	25,766	25,034	25,109	17,895	15,859	15,281	13,359	11,372	11,181	10,000
ClassClass R Shares-S&P Global BMI TR [Member]
Account Value [Line Items]
Account Value	$ 22,828	$ 18,493	$ 18,386	$ 19,924	$ 13,811	$ 13,191	$ 13,456	$ 11,901	$ 10,072	$ 10,588	$ 10,000